Leases - Maturities of lease liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Maturities of lease liabilities: Operating lease
2021	$ 138,299	$ 208,759
2022	32,083	136,132
2023	13,436	30,165
2024	8,379	12,397
2024		8,081
Thereafter		35,474
Total lease payments	379,532	431,008
Less: Imputed interest	(44,452)	(51,417)
Total operating lease liabilities	335,080	379,591	$ 553,127
Less: Current portion	(169,566)	(186,967)	(202,972)
Operating lease liabilities	165,514	192,624	350,155
Maturities of lease liabilities: Finance lease
2021	50,227	62,613
2022	42,862	50,227
2023	32,147	42,862
2024		32,147
Total lease payments	170,932	187,849
Less: Imputed interest	(23,574)	(27,240)
Total finance lease liabilities	147,358	160,609	212,617
Less: Current portion	(50,260)	(49,820)	(48,678)
Long-term portion of lease obligations	97,098	110,789	$ 163,939
Future minimum payments for total lease liabilities
2021	188,526	271,372
2022	74,945	186,359
2023	45,583	73,027
2024	8,379	44,544
2025		8,081
Thereafter		35,474
Total lease payments	550,464	618,857
Less: Imputed interest	(68,026)	(78,657)
Total	482,438	540,200
Less: Current portion	(219,826)	(236,787)
Long-term portion of lease obligations	$ 262,612	$ 303,413